Consolidated Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Common Stock Payable	Unamortized Equity Compensation	Accumulated (Deficit)	Total
Beginning Balance, amount at Dec. 31, 2012	$ 18,428	$ 3,835,683	$ 2,514	$ (283,001)	$ (2,616,613)	$ 957,011
Beginning Balance, shares at Dec. 31, 2012	18,427,919
Shares issued for services, shares	1,433,499
Shares issued for services, value	1,433	768,144	100			769,677
Shares issued for accounts payable, shares	898,952
Shares issued for accounts payable, value	899	448,577				449,476
Shares issued for cash, shares	5,865,000
Shares issued for cash, value	5,865	3,159,294	465			3,165,624
Shares issued for compensation, related party		60,379	121			60,500
Shares issued in litigation settlement, shares	1,424,075
Shares issued in litigation settlement, value	1,424		(1,424)
Asset acquisition, shares	2,750,000
Asset acquisition, value	2,750	3,129,000	750			3,132,500
Shares previously authorized, shares	1,863,620
Shares previously authorized, value	1,864		(1,864)
Stock option amortization				234,266		234,266
Net loss for the period					(3,713,782)	(3,713,782)
Ending Balance, amount at Dec. 31, 2013	32,663	11,401,077	662	(48,735)	(6,330,395)	5,055,272
Ending Balance, shares at Dec. 31, 2013	32,663,065
Shares issued for services, shares	1,798,458
Shares issued for services, value	1,799	2,919,655	8			2,921,471
Shares issued for cash, shares	3,790,000
Shares issued for cash, value	3,790	1,941,110	100			1,945,000
Asset acquisition, shares	1,642,000
Asset acquisition, value	1,642	3,003,218				3,004,860
Shares previously authorized, shares	662,250
Shares previously authorized, value	662		(662)
Stock option amortization		593,774		48,735		642,509
Shares issued for compensation, shares	513,000
Shares issued for compensation, value	513	862,737				863,250
Shares issued for MeNetwork amendment, shares	1,000,000
Shares issued for MeNetwork amendment, value	1,000	749,000				750,000
Net loss for the period					(8,922,022)	(8,922,022)
Ending Balance, amount at Dec. 31, 2014	$ 42,069	$ 21,470,580	$ 108		$ (15,252,417)	$ 6,260,340
Ending Balance, shares at Dec. 31, 2014	42,068,773